Debt - Each borrowing under the Revolving Line of Credit (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument
Principal Balance	$ 567,520,973	$ 480,151,151	$ 424,174,758
Carrying Value	558,019,000	469,673,314	422,280,515
Fair Value	557,006,957	467,201,619	419,407,194
Principal amount	453,638,529	370,566,055	$ 241,152,827
Revolving line of credit
Debt Instrument
Principal Balance	102,835,151	60,126,330
Carrying Value	103,045,961	60,318,820
Fair Value	104,261,047	60,690,198
Principal amount	64,953,549	38,575,895
Revolving line of credit | 870 Santa Cruz LLC
Debt Instrument
Principal Balance	19,760,033	17,540,875
Carrying Value	19,934,619	17,669,303
Fair Value	19,993,943	17,781,285
Principal amount	13,832,023	12,278,613
Revolving line of credit | 606 fayetteville LLC and 401 E, Lakewood LLC
Debt Instrument
Principal Balance	17,536,492	16,829,962
Carrying Value	17,663,959	16,935,803
Fair Value	17,690,666	16,974,601
Principal amount	10,521,896	10,312,187
Revolving line of credit | AAESUF Property LLC
Debt Instrument
Principal Balance	16,800,000
Carrying Value	16,849,956
Fair Value	17,456,207
Principal amount	9,240,000
Revolving line of credit | AARSHW Property LLC
Debt Instrument
Principal Balance	18,771,608
Carrying Value	18,541,648
Fair Value	18,911,932
Principal amount	13,156,108
Revolving line of credit | Austin H. I. Borrower LLC
Debt Instrument
Principal Balance	13,695,947	13,625,000
Carrying Value	13,824,587	13,725,690
Fair Value	13,832,906	13,735,569
Principal amount	8,172,000	7,493,750
Revolving line of credit | D-G Acquisition #6, LLC and D-G Quimisa, LLC
Debt Instrument
Principal Balance	8,846,216	8,607,092
Carrying Value	8,854,524	8,605,341
Fair Value	8,886,221	8,645,413
Principal amount	6,192,351	6,024,965
Revolving line of credit | The Lux Washington, LLC
Debt Instrument
Principal Balance	7,424,855	3,523,401
Carrying Value	7,376,668	3,382,683
Fair Value	7,489,172	3,553,330
Principal amount	$ 3,839,171	$ 2,466,380